Quarterly Financial Information (Unaudited) (Tables)	7 Months Ended
Dec. 31, 2020
Quarterly Financial Information (Unaudited)
Schedule of unaudited condensed balance sheet

	As Reported
	As Previously
	Restated in 10-K/A
As of September 30, 2020	Amendment No. 1	Adjustment	As Restated
Total assets	$201,529,675	—	$201,529,675
Total liabilities	$19,837,020	—	$19,837,020
Class A common stock subject to possible redemption	176,692,650	23,307,350	200,000,000
Preferred stock	—	—	—
Class A common stock	233	(233)	—
Class B common stock	575	—	575
Additional paid-in capital	5,280,089	(5,280,089)	—
Accumulated deficit	(280,892)	(18,027,028)	(18,307,920)
Total stockholders’ equity (deficit)	$5,000,005	$(23,307,350)	$(18,307,345)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Equity (Deficit)	$201,529,675	$—	$201,529,675

Schedule of unaudited condensed statement of cash flows	Period From June 4, 2020 (Inception) Through September 30, 2020
Schedule of unaudited condensed statement of operations